Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of trade and other receivables, net
7.1.	Trade and other receivables, net

	06.30.2018	12.31.2017
Receivables from contracts with customers
Third parties	6,887	6,995
Related parties	—
Investees (note 17.1)	467	530
Receivables from the electricity sector (note 7.4) (*)	4,190	5,247

Subtotal	11,544	12,772

Other trade receivables
Third parties
Receivables from divestments (**)	1,273	872
Finance lease receivables	534	550
Other receivables	1,036	1,647
Related parties
Diesel subsidy (note 17.1)	153	—
Petroleum and alcohol accounts -receivables from Brazilian Government	215	251

Subtotal	3,211	3,320

Total trade receivables	14,755	16,092

Expected credit losses (ECL)—Third parties	(3,525)	(3,686)
Expected credit losses (ECL)—Related parties	(1,252)	(2,259)

Total trade receivables, net	9,978	10,147

Current	5,027	4,972
Non-current	4,951	5,175

(*)	Includes the amount of US$ 200 at June 30, 2018 (US$ 239 at December 31, 2017) regarding finance lease receivable from Amazonas Distribuidora de Energia.
(**)	It comprises receivable from the divestment of the NTS and contingent payments from the sale of interest in Roncador field.

Summary of Aging of Trade and Other Receivables
7.2.	Aging of trade and other receivables – third parties

	06.30.2018		12.31.2017
	Trade receivables	ECL	Trade receivables	ECL
Current	6,114	(365)	5,760	(274)
Overdue:
1-90 days	178	(12)	596	(73)
91-180 days	34	(15)	52	(36)
181-365 days	88	(64)	83	(47)
More than 365 days	3,317	(3,069)	3,573	(3,256)

Total	9,731	(3,525)	10,064	(3,686)

Schedule of Changes in allowance for impairment of trade and other receivables
7.3.	Changes in allowance for expected credit losses

	Jan-Jun/2018	Jan-Dec/2017
Opening balance	5,945	5,426
Initial application of IFRS 9	122	—
Additions	444	708
Write-offs	(1,112)	(110)
Transfer of assets held for sale	6	—
Cumulative translation adjustment	(628)	(79)

Closing balance	4,777	5,945

Current	1,879	2,068
Non-current	2,898	3,877

Schedule of trade receivables - electricity sector
7.4.	Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs	DAA 2014	DAA 2018	Finance lease	Others	Total
Receivables	2,381	3,107	—	233	4	5,725
ECL	(2,187)	(332)	—	—	(4)	(2,523)

Balance at December 31, 2017	194	2,775	—	233	—	3,202

Sales	653	—	—	—	—	653
Amounts received	(411)	(141)	(53)	(22)	(3)	(630)
Interest	25	70	3	24	—	122
Derecognition of receivables	(1,094)	—	—	(1)	—	(1,095)
Agreement on 04/30/2018	—	127	453	—	—	580
Fair value adjustment	—	—	84	—	—	84
(Additions)/reversals of ECL	(293)	(103)	—	—	3	(393)
Derecognition of receivables—ECL	1,094	—	—	—	—	1,094
CTA	(26)	(394)	(31)	(34)	—	(485)

Balance at June 30, 2018	142	2,334	456	200	—	3,132

Receivables	1,257	2,715	456	200	1	4,629
ECL	(1,115)	(381)	—	—	(1)	(1,497)

Balance at June 30, 2018	142	2,334	456	200	—	3,132

	Receivables	ECL	Total
Related parties—Eletrobras Group
Amazonas Energia—AME	3,733	(1,031)	2,702
Centrais Elétricas de Rondônia—CERON	336	(137)	199
Others	121	(26)	95

Total	4,190	(1,194)	2,996

Third parties
Cia de Gás do Amazonas—CIGÁS	155	(28)	127
Cia de Eletricidade do Amapá—CEA	214	(214)	—
Others	70	(61)	9

Total	439	(303)	136

Balance at June 30, 2018	4,629	(1,497)	3,132

Balance at December 31, 2017	5,725	(2,523)	3,202